Quarterly Holdings Report
for
Fidelity® Stock Selector Small Cap Fund
July 31, 2024
SCS-NPRT3-0924
1.804877.120
Common Stocks - 97.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.9%
Entertainment - 0.3%
Vivid Seats, Inc. Class A (a)(b)	2,130,897	10,399
Interactive Media & Services - 0.1%
Ziff Davis, Inc. (a)	124,200	5,947
Media - 0.4%
TechTarget, Inc. (a)	259,098	8,291
Thryv Holdings, Inc. (a)	281,200	5,478
		13,769
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)(b)	302,600	2,748
TOTAL COMMUNICATION SERVICES		32,863
CONSUMER DISCRETIONARY - 11.8%
Automobile Components - 0.8%
Adient PLC (a)	177,100	4,562
LCI Industries (b)	90,300	10,537
Patrick Industries, Inc.	126,400	16,187
		31,286
Diversified Consumer Services - 0.5%
Laureate Education, Inc.	1,336,858	20,721
Hotels, Restaurants & Leisure - 1.0%
Bloomin' Brands, Inc.	587,899	12,258
Brinker International, Inc. (a)	152,900	10,215
Dutch Bros, Inc. (a)	144,100	5,512
Hilton Grand Vacations, Inc. (a)	202,300	8,741
		36,726
Household Durables - 3.9%
Green Brick Partners, Inc. (a)	616,206	45,075
Installed Building Products, Inc.	135,800	36,714
Lovesac (a)	163,766	4,481
SharkNinja, Inc.	386,250	29,683
Skyline Champion Corp. (a)	368,600	30,045
		145,998
Leisure Products - 1.0%
Acushnet Holdings Corp. (b)	191,400	13,892
BRP, Inc.	144,300	10,455
Clarus Corp. (b)	1,056,061	6,379
Games Workshop Group PLC	49,841	6,600
		37,326
Specialty Retail - 3.3%
Academy Sports & Outdoors, Inc.	763,600	41,288
Advance Auto Parts, Inc.	155,100	9,822
Boot Barn Holdings, Inc. (a)	123,600	16,498
Dick's Sporting Goods, Inc.	37,500	8,113
Murphy U.S.A., Inc.	80,250	40,520
Upbound Group, Inc.	161,165	6,081
		122,322
Textiles, Apparel & Luxury Goods - 1.3%
Crocs, Inc. (a)	126,700	17,025
Deckers Outdoor Corp. (a)	9,200	8,488
Kontoor Brands, Inc. (b)	309,400	21,704
		47,217
TOTAL CONSUMER DISCRETIONARY		441,596
CONSUMER STAPLES - 2.6%
Beverages - 0.5%
Primo Water Corp.	505,800	11,092
The Vita Coco Co., Inc. (a)(b)	329,387	8,511
		19,603
Consumer Staples Distribution & Retail - 0.9%
BJ's Wholesale Club Holdings, Inc. (a)	98,500	8,664
Performance Food Group Co. (a)	143,900	9,929
Sprouts Farmers Market LLC (a)	154,900	15,473
		34,066
Food Products - 1.2%
Nomad Foods Ltd.	985,077	18,825
Post Holdings, Inc. (a)	99,300	10,859
The Simply Good Foods Co. (a)	450,800	15,291
		44,975
TOTAL CONSUMER STAPLES		98,644
ENERGY - 6.5%
Energy Equipment & Services - 4.6%
Cactus, Inc.	673,618	42,519
CES Energy Solutions Corp.	1,319,700	7,895
Championx Corp.	840,413	28,793
Liberty Energy, Inc. Class A	2,093,878	50,567
TechnipFMC PLC	810,250	23,902
Valaris Ltd. (a)	256,300	20,143
		173,819
Oil, Gas & Consumable Fuels - 1.9%
Antero Resources Corp. (a)	745,588	21,637
Chord Energy Corp.	64,700	11,106
Northern Oil & Gas, Inc. (b)	866,122	37,408
		70,151
TOTAL ENERGY		243,970
FINANCIALS - 16.1%
Banks - 7.4%
ConnectOne Bancorp, Inc.	256,024	6,201
East West Bancorp, Inc.	161,500	14,194
First Bancorp, Puerto Rico	1,684,800	36,139
First Interstate Bancsystem, Inc.	429,000	13,544
Glacier Bancorp, Inc.	244,900	10,949
Independent Bank Group, Inc.	296,900	17,535
Metropolitan Bank Holding Corp. (a)	121,234	6,393
Pathward Financial, Inc.	338,700	22,876
Pinnacle Financial Partners, Inc.	208,300	20,063
Synovus Financial Corp.	1,078,800	50,434
Trico Bancshares	484,983	22,566
United Community Bank, Inc.	829,500	25,673
Western Alliance Bancorp.	378,900	30,486
		277,053
Capital Markets - 3.6%
Houlihan Lokey	240,282	36,102
Lazard, Inc. Class A	521,277	25,631
Piper Sandler Cos.	64,300	17,572
Stifel Financial Corp.	254,800	22,593
TMX Group Ltd.	1,025,600	31,170
		133,068
Consumer Finance - 1.5%
FirstCash Holdings, Inc.	322,005	35,936
SLM Corp.	823,200	18,678
		54,614
Financial Services - 1.7%
Essent Group Ltd.	544,300	34,204
Mr. Cooper Group, Inc. (a)	207,500	18,650
Walker & Dunlop, Inc. (b)	116,900	12,497
		65,351
Insurance - 1.9%
First American Financial Corp.	199,400	12,080
Genworth Financial, Inc. Class A (a)	2,315,700	15,677
Primerica, Inc.	112,600	28,349
Selective Insurance Group, Inc.	178,470	16,119
Stewart Information Services Corp.	400	28
TWFG, Inc. (b)	21,200	536
		72,789
TOTAL FINANCIALS		602,875
HEALTH CARE - 17.0%
Biotechnology - 9.2%
Allogene Therapeutics, Inc. (a)	1,988,965	5,848
ALX Oncology Holdings, Inc. (a)	520,100	2,496
AnaptysBio, Inc. (a)	262,400	9,142
Arcellx, Inc. (a)	241,100	14,902
Argenx SE ADR (a)	29,231	15,079
Ascendis Pharma A/S sponsored ADR (a)	32,406	4,326
Astria Therapeutics, Inc. (a)	507,811	5,931
Astria Therapeutics, Inc. warrants (a)	95,634	618
Autolus Therapeutics PLC ADR (a)	1,706,679	8,004
Blueprint Medicines Corp. (a)	127,600	13,819
Boundless Bio, Inc. (b)	15,000	58
Boundless Bio, Inc.	114,326	440
Cargo Therapeutics, Inc.	226,163	3,852
Cargo Therapeutics, Inc. (c)	144,169	2,455
Celldex Therapeutics, Inc. (a)	353,500	13,472
Cogent Biosciences, Inc. (a)	937,790	8,843
Crinetics Pharmaceuticals, Inc. (a)	327,100	17,376
Cytokinetics, Inc. (a)	340,955	20,120
Dianthus Therapeutics, Inc. (a)	341,018	10,156
Immunovant, Inc. (a)	299,200	8,698
Insmed, Inc. (a)	164,600	11,975
Keros Therapeutics, Inc. (a)	228,100	11,441
Madrigal Pharmaceuticals, Inc. (a)(b)	51,900	14,774
Merus BV (a)	156,300	8,290
Moonlake Immunotherapeutics Class A (a)(b)	197,500	8,226
Nuvalent, Inc. Class A (a)	97,419	7,788
Revolution Medicines, Inc. (a)	330,800	15,098
Shattuck Labs, Inc. (a)(b)	300,994	1,198
Spyre Therapeutics, Inc. (a)(b)	288,785	7,942
Tango Therapeutics, Inc. (a)	212,624	2,094
Tango Therapeutics, Inc. (c)	387,835	3,820
Tyra Biosciences, Inc. (a)	493,150	10,928
Vaxcyte, Inc. (a)	306,471	24,177
Vericel Corp. (a)	350,187	17,691
Viking Therapeutics, Inc. (a)(b)	221,600	12,631
Viridian Therapeutics, Inc. (a)	476,627	8,031
Xenon Pharmaceuticals, Inc. (a)	266,971	11,514
		343,253
Health Care Equipment & Supplies - 3.1%
Glaukos Corp. (a)	183,500	21,501
Integer Holdings Corp. (a)(b)	150,800	17,909
Lantheus Holdings, Inc. (a)	127,300	13,345
Masimo Corp. (a)	85,900	9,190
Penumbra, Inc. (a)	83,046	13,876
PROCEPT BioRobotics Corp. (a)	126,900	8,035
TransMedics Group, Inc. (a)	219,407	31,213
		115,069
Health Care Providers & Services - 3.2%
agilon health, Inc. (a)	819,601	5,647
Encompass Health Corp.	179,500	16,683
HealthEquity, Inc. (a)	258,900	20,318
Hims & Hers Health, Inc. (a)	410,800	8,725
Privia Health Group, Inc. (a)	463,103	9,605
Surgery Partners, Inc. (a)	522,454	15,862
Tenet Healthcare Corp. (a)	136,960	20,503
The Ensign Group, Inc.	173,500	24,420
		121,763
Life Sciences Tools & Services - 0.1%
10X Genomics, Inc. (a)	133,900	2,768
Pharmaceuticals - 1.4%
Axsome Therapeutics, Inc. (a)(b)	96,152	8,395
Enliven Therapeutics, Inc. (c)	120,720	3,185
Enliven Therapeutics, Inc. (a)(b)	342,646	9,039
Longboard Pharmaceuticals, Inc. (a)	339,300	11,278
Neumora Therapeutics, Inc. (b)	470,000	6,044
Prestige Consumer Healthcare, Inc. (a)	158,800	11,245
Structure Therapeutics, Inc. ADR (a)	100,100	3,743
		52,929
TOTAL HEALTH CARE		635,782
INDUSTRIALS - 18.7%
Building Products - 1.2%
AAON, Inc.	164,800	14,590
Simpson Manufacturing Co. Ltd.	165,110	31,716
		46,306
Commercial Services & Supplies - 0.7%
The Brink's Co.	133,700	14,706
Vestis Corp.	811,300	10,523
		25,229
Construction & Engineering - 4.4%
Comfort Systems U.S.A., Inc.	42,126	14,004
Construction Partners, Inc. Class A (a)	297,900	19,259
Dycom Industries, Inc. (a)	100,400	18,424
EMCOR Group, Inc.	52,040	19,538
Granite Construction, Inc. (b)	296,800	20,319
IES Holdings, Inc. (a)	302,965	46,648
MDU Resources Group, Inc.	496,640	13,379
Sterling Construction Co., Inc. (a)	115,700	13,463
		165,034
Electrical Equipment - 1.7%
Array Technologies, Inc. (a)(b)	571,200	6,009
Atkore, Inc. (b)	196,370	26,510
Nextracker, Inc. Class A (a)	301,200	14,801
Thermon Group Holdings, Inc. (a)	547,055	17,949
		65,269
Ground Transportation - 0.8%
ArcBest Corp.	224,979	28,359
Machinery - 4.7%
Astec Industries, Inc.	540,064	18,951
Atmus Filtration Technologies, Inc.	305,000	9,406
Federal Signal Corp.	345,600	34,550
Kadant, Inc. (b)	49,600	17,434
REV Group, Inc.	73,600	2,148
SPX Technologies, Inc. (a)	289,600	42,728
Terex Corp.	623,530	39,445
Timken Co.	155,400	13,512
		178,174
Professional Services - 2.1%
CACI International, Inc. (a)	20,600	9,506
CRA International, Inc.	82,600	14,438
ExlService Holdings, Inc. (a)	478,260	16,863
First Advantage Corp. (b)	781,111	13,451
KBR, Inc.	165,500	11,021
WNS Holdings Ltd.	197,250	11,752
		77,031
Trading Companies & Distributors - 3.1%
Applied Industrial Technologies, Inc.	72,100	15,731
Beacon Roofing Supply, Inc. (a)	116,800	12,007
FTAI Aviation Ltd.	189,900	21,164
GMS, Inc. (a)	332,400	31,987
Rush Enterprises, Inc. Class A	676,932	34,530
		115,419
TOTAL INDUSTRIALS		700,821
INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 0.3%
Ciena Corp. (a)	192,300	10,142
Electronic Equipment, Instruments & Components - 5.5%
Advanced Energy Industries, Inc.	334,800	38,961
Celestica, Inc. (a)	164,600	8,632
ePlus, Inc. (a)	88,408	8,126
Fabrinet (a)	186,140	41,055
Insight Enterprises, Inc. (a)	225,985	50,731
Napco Security Technologies, Inc.	148,900	8,310
Sanmina Corp. (a)	274,100	20,648
TD SYNNEX Corp.	245,800	29,292
		205,755
IT Services - 1.2%
ASGN, Inc. (a)	261,000	24,709
Endava PLC ADR (a)	210,200	6,697
Wix.com Ltd. (a)	86,100	13,425
		44,831
Semiconductors & Semiconductor Equipment - 2.1%
Allegro MicroSystems LLC (a)	426,700	10,258
Diodes, Inc. (a)	317,000	24,789
MACOM Technology Solutions Holdings, Inc. (a)	267,600	27,006
Nova Ltd. (a)	43,100	8,899
Onto Innovation, Inc. (a)	38,649	7,394
		78,346
Software - 3.3%
Five9, Inc. (a)	104,100	4,638
Intapp, Inc. (a)	214,048	7,669
Lumine Group, Inc. (a)	333,600	8,928
Manhattan Associates, Inc. (a)	35,800	9,143
Progress Software Corp.	215,200	12,568
PROS Holdings, Inc. (a)	84,612	2,039
Rapid7, Inc. (a)	99,800	3,926
SPS Commerce, Inc. (a)	163,600	35,243
Tenable Holdings, Inc. (a)	528,900	24,287
Vertex, Inc. Class A (a)(b)	395,060	15,664
		124,105
TOTAL INFORMATION TECHNOLOGY		463,179
MATERIALS - 5.6%
Chemicals - 1.2%
Element Solutions, Inc.	809,800	21,824
Minerals Technologies, Inc.	168,891	13,238
Tronox Holdings PLC	531,300	8,586
		43,648
Construction Materials - 1.0%
Eagle Materials, Inc.	145,400	39,592
Metals & Mining - 2.7%
Carpenter Technology Corp.	117,200	17,096
Commercial Metals Co.	758,300	45,574
Constellium NV (a)	1,308,600	23,306
Lundin Mining Corp.	1,575,600	15,908
		101,884
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	139,300	13,674
Sylvamo Corp.	161,600	11,912
		25,586
TOTAL MATERIALS		210,710
REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 3.0%
CareTrust (REIT), Inc.	853,400	23,008
Elme Communities (SBI)	450,100	7,409
Essential Properties Realty Trust, Inc.	1,251,000	37,017
Lamar Advertising Co. Class A	132,900	15,929
Terreno Realty Corp.	427,610	29,253
		112,616
Real Estate Management & Development - 1.3%
Colliers International Group, Inc.	224,600	30,269
Jones Lang LaSalle, Inc. (a)	81,400	20,423
		50,692
TOTAL REAL ESTATE		163,308
UTILITIES - 2.0%
Gas Utilities - 2.0%
Brookfield Infrastructure Corp. A Shares	1,134,800	44,144
Southwest Gas Holdings, Inc.	398,936	29,585
		73,729
TOTAL COMMON STOCKS (Cost $2,655,757)		3,667,477

Money Market Funds - 6.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (d)	111,125,252	111,147
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	120,090,647	120,103
TOTAL MONEY MARKET FUNDS (Cost $231,250)		231,250

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $2,887,007)	3,898,727
NET OTHER ASSETS (LIABILITIES) - (4.0)% (f)	(151,663)
NET ASSETS - 100.0%	3,747,064

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	199	Sep 2024	22,616	1,833	1,833

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,460,000 or 0.3% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)	Includes $1,740,800 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Cargo Therapeutics, Inc.	5/28/24	2,451

Enliven Therapeutics, Inc.	3/19/24	1,690

Tango Therapeutics, Inc.	8/09/23	1,997

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	47,828	1,183,164	1,119,846	3,024	1	-	111,147	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	73,108	824,195	777,200	270	-	-	120,103	0.5%
Total	120,936	2,007,359	1,897,046	3,294	1	-	231,250

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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